Fair values of financial assets and liabilities - Schedule of Financial Liabilities Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	£ 89,382	£ 81,273
Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	1,749	1,544
Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	87,049	79,076
Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	584	653
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	23,777	17,755
Financial liabilities at fair value through profit or loss | Debt securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	4,954	5,159
Financial liabilities at fair value through profit or loss | Repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	17,147	11,037
Financial liabilities at fair value through profit or loss | Short position in securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	1,655	1,540
Financial liabilities at fair value through profit or loss | Other
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	21	19
Financial liabilities at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	1,648	1,505
Financial liabilities at fair value through profit or loss | Level 1 | Debt securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Financial liabilities at fair value through profit or loss | Level 1 | Repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Financial liabilities at fair value through profit or loss | Level 1 | Short position in securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	1,648	1,505
Financial liabilities at fair value through profit or loss | Level 1 | Other
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	22,083	16,205
Financial liabilities at fair value through profit or loss | Level 2 | Debt securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	4,908	5,114
Financial liabilities at fair value through profit or loss | Level 2 | Repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	17,147	11,037
Financial liabilities at fair value through profit or loss | Level 2 | Short position in securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	7	35
Financial liabilities at fair value through profit or loss | Level 2 | Other
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	21	19
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	46	45
Financial liabilities at fair value through profit or loss | Level 3 | Debt securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	46	45
Financial liabilities at fair value through profit or loss | Level 3 | Repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Financial liabilities at fair value through profit or loss | Level 3 | Short position in securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Financial liabilities at fair value through profit or loss | Level 3 | Other
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	23,662	24,042
Derivative financial instruments | Level 1
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	101	39
Derivative financial instruments | Level 2
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	23,023	23,395
Derivative financial instruments | Level 3
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	538	608
Liabilities arising from non-participating investment contracts
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	41,943	39,476
Liabilities arising from non-participating investment contracts | Level 1
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Liabilities arising from non-participating investment contracts | Level 2
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	41,943	39,476
Liabilities arising from non-participating investment contracts | Level 3
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	£ 0	£ 0